Annual Total Returns[BarChart] - NVIT Investor Destinations Conservative Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.93%	5.18%	4.83%	3.89%	0.26%	4.26%	5.68%	(1.80%)	9.53%	6.71%